Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Components Of Income From Continuing Operations Before Income Taxes
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
U.S.	$19,352	$18,685	$18,398
Non-U.S.	6,385	5,713	5,140
Total income from continuing operations before income taxes	$25,737	$24,398	$23,538

Summary Of Provision For Income Taxes
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Current:
U.S. federal	$5,611	$4,596	$4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax expense (benefit)	(18)	1,202	876
Total provision for income taxes	$7,981	$7,944	$7,579

Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2013	2012	2011
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	2.0%	1.9%
Income taxed outside the U.S.	(2.6)%	(2.8)%	(2.2)%
Net impact of repatriated international earnings	(2.5)%	(0.3)%	(1.5)%
Other, net	(0.6)%	(1.3)%	(1.0)%
Effective income tax rate	31.0%	32.6%	32.2%

Significant Components Of Deferred Tax Account Balances
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2013	2012
Deferred tax assets:
Loss and tax credit carryforwards	$3,525	$2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation allowance	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$3,212	$3,105

Deferred Taxes Classification In Consolidated Balance Sheets
The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2013	2012
Balance Sheet classification:
Assets:
Prepaid expenses and other	$520	$815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$3,212	$3,105

Reconciliation Of Unrecognized Tax Benefits From Continuing Operations
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Unrecognized tax benefits, beginning of year	$611	$795	$1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	—	(4)	(10)
Unrecognized tax benefits, end of year	$818	$611	$795